Consolidated Statement of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Jan. 09, 2005
Net loss			$ (825)		$ (825)
Balance at Jan. 31, 2005			(825)		(825)
Balance at Jan. 10, 2005
Net loss			(825)		(825)
Balance at Jan. 31, 2005			(825)		(825)
Common stock issued for cash	5,525	53,725			59,250
Common stock issued for cash (in Shares)	5,525,000
Common stock adjustment (in Shares)	45
Donated services		3,000			3,000
Net loss			(12,363)		(12,363)
Balance at Jan. 31, 2006	5,525	56,725	(13,188)		49,062
Balance (in Shares) at Jan. 31, 2006	5,525,045
Donated services		9,000			9,000
Net loss			(43,885)		(43,885)
Balance at Jan. 31, 2007	5,525	65,725	(57,073)		14,177
Balance (in Shares) at Jan. 31, 2007	5,525,045
Common stock issued for cash	24	99,976			100,000
Common stock issued for cash (in Shares)	23,810
Donated services		2,250			2,250
Return of common stock to treasury	(1,750)	1,749			(1)
Return of common stock to treasury (in Shares)	(1,750,000)
Net loss			(232,499)		(232,499)
Balance at Jan. 31, 2008	3,799	169,700	(289,572)		(116,073)
Balance (in Shares) at Jan. 31, 2008	3,798,855
Common stock issued for cash	357	1,299,643			1,300,000
Common stock issued for cash (in Shares)	357,147
Net loss			(1,383,884)		(1,383,884)
Foreign currency exchange loss				(21,594)	(21,594)
Balance at Jan. 31, 2009	4,156	1,469,343	(1,673,456)	(21,594)	(221,551)
Balance (in Shares) at Jan. 31, 2009	4,156,002
Common stock issued for cash	1,678	160,822			162,500
Common stock issued for cash (in Shares)	1,678,572
Common stock issued for debt	3,843	1,148,675			1,152,518
Common stock issued for debt (in Shares)	3,841,727
Net loss			(710,745)		(710,745)
Foreign currency exchange loss				(35,816)	(35,816)
Balance at Jan. 31, 2010	9,677	2,778,840	(2,384,201)	(57,410)	346,906
Balance (in Shares) at Jan. 31, 2010	9,676,301
Common stock issued for cash	540	134,460			135,000
Common stock issued for cash (in Shares)	540,000
Net loss			(672,618)		(672,618)
Foreign currency exchange loss				(13,438)	(13,438)
Balance at Jan. 31, 2011	10,217	2,913,300	(3,056,819)	(70,848)	(204,150)
Balance (in Shares) at Jan. 31, 2011	10,216,301
Common stock issued for cash	6,290	1,821,810			1,828,100
Common stock issued for cash (in Shares)	6,290,000
Common stock issued for debt	433	129,567			130,000
Common stock issued for debt (in Shares)	433,333				166,667
Warrants exercised for cash	83	24,916			24,999
Warrants exercised for cash (in Shares)	83,333
Warrants exercised for debt	167	49,833			50,000
Warrants exercised for debt (in Shares)	166,667
Stock options		527,318			527,318
Net loss			(2,928,188)		(2,928,188)
Foreign currency exchange loss				(15,673)	(15,673)
Balance at Jan. 31, 2012	17,190	5,466,744	(5,985,007)	(86,521)	(587,594)
Balance (in Shares) at Jan. 31, 2012	17,189,634				17,189,634
Common stock issued for cash (in Shares)	267,335
Warrants exercised for cash	500	149,500			150,000
Net loss			(397,663)		(397,663)
Foreign currency exchange loss				(20,806)	(20,806)
Balance at Apr. 30, 2012	17,957	5,736,278	(6,382,670)	(107,327)	(735,762)
Balance (in Shares) at Apr. 30, 2012	17,956,969
Balance at Jan. 31, 2012	17,190	5,466,744	(5,985,007)	(86,521)	(587,594)
Balance (in Shares) at Jan. 31, 2012	17,189,634				17,189,634
Common stock issued for cash	267	120,034			120,301
Common stock issued for cash (in Shares)	267,335
Extinguishment of related party debt		191,823			191,823
Warrants exercised for cash	500	149,500			150,000
Warrants exercised for cash (in Shares)	500,000
Donated services		30,000			30,000
Net loss			(1,100,422)		(1,100,422)
Foreign currency exchange loss				(22,385)	(22,385)
Balance at Jan. 31, 2013	17,957	5,958,101	(7,085,429)	(108,906)	(1,218,277)
Balance (in Shares) at Jan. 31, 2013	17,956,969				17,956,969
Balance at Apr. 30, 2012		5,736,278	(6,382,670)	(107,327)	(735,762)
Extinguishment of related party debt		191,823			191,823
Donated services		30,000			30,000
Net loss			(702,759)		(702,759)
Foreign currency exchange loss				(1,579)	(1,579)
Balance at Jan. 31, 2013		5,958,101	(7,085,429)	(108,906)	(1,218,277)
Balance (in Shares) at Jan. 31, 2013					17,956,969
Donated services		20,000			20,000
Net loss			(147,484)		(147,484)
Foreign currency exchange loss				8,655	8,655
Balance at Apr. 30, 2013	$ 17,957	$ 5,978,101	$ (7,232,913)	$ (100,251)	$ (1,337,106)
Balance (in Shares) at Apr. 30, 2013	17,956,969				17,956,969